Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net loss per common share, diluted	$ (0.17)	$ (0.16)	$ (0.32)	$ (0.30)	$ (0.79)	$ (0.45)
Weighted average number of common shares outstanding, Diluted	12,493,938	12,443,938	12,493,938	12,443,938	12,447,089	12,219,502